ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 22, 2019

George Baxter
(617) 951-7748
george.baxter@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re: The Merger Fund VL (the “Trust”) (File Nos. 333-102461; 811-21279)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive form of Prospectus and Statement of Additional Information, each dated April 19, 2019, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Securities and Exchange Commission on April 18, 2019 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (617) 951-7748 with any questions or comments regarding this matter.

Kind regards,

/s/ George Baxter

George Baxter

cc:	Jeremy C. Smith, Esq., Ropes & Gray LLP Bruce C. Rubin, Westchester Capital Management, LLC CaSaundra Wu, Westchester Capital Management, LLC